Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 29, 2012
Estimated Useful Lives of Property, Plant and Equipment

Depreciation is determined for financial reporting purposes by using the straight-line method over the following estimated useful lives:

Years
Buildings and improvements	7 to 40
Machinery and equipment	3 to 12
Capitalized software	2 to 5
Transportation equipment	4 to 10
Furniture and fixtures	3 to 7